Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Gross obligations under repurchase agreements	¥ 112,642,010	¥ 45,250,000
Funds obtained from financial institution [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Term	Within 2 years
Gross obligations under repurchase agreements	¥ 111,593,865	45,250,000
Funds obtained from financial institution [Member] | Minimum [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Fixed interest rate per annum	10.50%
Funds obtained from financial institution [Member] | Maximum [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Fixed interest rate per annum	13.80%
Interest payable financial institution [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Gross obligations under repurchase agreements	¥ 1,048,145